Expense Example	Mar. 30, 2026 USD ($)
XETFs NVDA DailyYield ETF | XETFs NVDA DailyYield ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	315
XETFs MSTR DailyYield ETF | XETFs MSTR DailyYield ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
XETFs BMNR DailyYield ETF | XETFs BMNR DailyYield ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
XETFs HOOD DailyYield ETF | XETFs HOOD DailyYield ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
XETFs PLTR DailyYield ETF | XETFs PLTR DailyYield ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
XETFs TSLA DailyYield ETF | XETFs TSLA DailyYield ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
XETFs COIN DailyYield ETF | XETFs COIN DailyYield ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	$ 315